SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 23, 2021	Jan. 31, 2021	Jan. 31, 2021	May 17, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Description of conversion								The company has accounts receivable concentration with two customers that represent 21% and 16% of our accounts receivable. Overall, the company grew its accounts receivable approximately ending balance 25% in 2020 from year-end 2019, compared to an over 100% growth in sales for 2020. Day’s sales
Description of warrant								One hundred eighty (180) days following the date of funding and thereafter, the note was convertible into common stock of the Company (“Common Stock”). The conversion price of the Note was 61% of the Market Price (as defined in the Note) for the Common Stock (a discount of 39%).
Promissory note									$ 100,000
Interest rate									10.00%
Common stock shares iused for cash, value								$ 201,600	$ 3,217,000
Common stock shares issued for services, value						$ 0	$ 0	$ 0	$ 17,000
Purchase Agreement [Member]
Restricted shares of common stock			250,000
Agreement descriptions			The Warrant Agreements provides that at any time after the effective date of the Registration Statement, from time to time on any business day selected by the Company, the Company shall have the right, but not the obligation, to direct the Investor to buy the lesser of $250,000 or 300% of the average shares traded for the 10 days prior to the closing request date, at a purchase price of 75% of the lowest daily traded VWAP price during the five trading days preceding the draw down or put notice
Purchase Agreement [Member] | Investor [Member]
Line of credit descriptions			The Warrant Agreements is an equity line of credit and the Investor committed to purchase, subject to certain restrictions and conditions, up to $5.0 million worth (the “Commitment”) of the Company’s common stock over a period of 24 months
Advantech [Member]
Restricted shares of common stock		5,000,000
Cash		$ 1,800,000
Common stock shares iused for cash, shares					10,420,000
Common stock shares iused for cash, value					$ 1,042,000
Stock issued during the period for asset acquisitions					5,000,000
Executive And Employee [Member]
Common stock shares iused for cash, shares			23,000,000	22,500,000				6,761,558	12,435,759
Common stock shares iused for cash, value			$ 1,100,000	$ 1,395,000
Common stock shares issued for services, shares			16,400,000	7,900,000
Common stock shares issued for services, value			$ 819,000	$ 481,923
Finance Company [Member] | Convertible Promissory Note [Member]
Proceeds From Related Party	$ 150,000
Conversion price per share	$ 0.10
Description of conversion	The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time.
Description of warrant	The exercise price per share of Common Stock under this Warrant is $0.20 per share for the first 1,300,000 Warrant Shares and $0.25 for the next 1,300,000 Warrant Shares
Warrant shares	$ 2,600,000
Term of warrant	5 years
Promissory note	$ 150,000
Restricted shares of common stock	788,000
Maturity date	12 months
Interest rate	12.00%
Finance Company [Member] | Convertible Promissory Note One [Member]
Conversion price per share	$ 0.10
Description of conversion	The note is convertible into the Company’s Common Stock at a fixed conversion price of $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time
Promissory note	$ 350,000
Maturity date	12 months
Interest rate	12.00%
ThirdFinance Company [Member]
Promissory note			135,520	135,520						$ 135,520
ThirdFinance Company [Member] | Convertible Promissory Note [Member]
Proceeds From Related Party	$ 250,000
Conversion price per share	$ 0.10
Description of conversion	The note is convertible into the Company’s Common Stock at fixed conversion price $0.10 per common share. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time
Description of warrant	The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 650,000 Warrant Shares and $0.25 for the next 650,000 Warrant Shares
Warrant shares	$ 1,300,000
Term of warrant	5 years
Promissory note	$ 250,000
Restricted shares of common stock	390,000
Maturity date	12 months
Interest rate	12.00%
SecondFinance Company [Member]
Promissory note			$ 150,309	$ 150,309
SecondFinance Company [Member] | Convertible Promissory Note [Member]
Proceeds From Related Party	$ 500,000
Conversion price per share	$ 0.10
Description of conversion	The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time
Description of warrant	The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 1,300,000 Warrant Shares and $0.25 for the next 1,300,000 Warrant Shares
Warrant shares	$ 2,600,000
Term of warrant	5 years
Promissory note	$ 500,000
Restricted shares of common stock	788,000
Maturity date	12 months
Interest rate	12.00%
Fourth Finance Company [Member] | Convertible Promissory Note [Member]
Conversion price per share	$ 0.10
Description of conversion	The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion
Description of warrant	The exercise price per share of Common stock under this Warrant is $0.20 per share for the first 650,000 Warrant Shares
Warrant shares	$ 1,300,000
Term of warrant	5 years
Promissory note	$ 250,000
Restricted shares of common stock	390,000
Maturity date	12 months
Interest rate	12.00%
Note payable	$ 77,223
Proceeds from fees received	$ 230,000
First Finance Company [Member]
Promissory note								$ 61,764